American Funds Insurance Series® Prospectus Supplement October 1, 2020 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses dated May 1, 2020, as supplemented to date)

1. The information under the heading “Portfolio managers” in the “Management” section of the prospectus for Growth Fund is amended to read as follows:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Dylan Yolles Vice President	12 years	Partner – Capital International Investors
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

2. The information under the heading “Portfolio managers” in the “Management” section of the prospectus for Growth-Income Fund is amended to read as follows:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

3. The information under the heading “Portfolio managers” in the “Management” section of the prospectus for Capital World Bond Fund is amended to read as follows:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Andrew A. Cormack	1 year	Vice President – Capital Fixed Income Investors
Thomas H. Høgh	14 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	7 years	Partner – Capital Fixed Income Investors

4. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectuses is amended to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Co-President and Trustee	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years
Alan N. Berro Co-President	Partner – Capital World Investors Investment professional for 34 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 20 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 33 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 21 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years International Growth and Income Fund — 12 years
Keiko McKibben Vice President	Partner – Capital Research Global Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 10 years of prior experience as an investment analyst for the fund)

Renaud H. Samyn Vice President	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years (plus 5 years of prior experience as an investment analyst for the fund)
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Growth Fund — 12 years (plus 9 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 33 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed income portfolio manager for: Global Balanced Fund — 9 years
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Bond Fund — 4 years
Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years Capital Income Builder — Less than 1 year
Michael Beckwith	Vice President – Capital Research Global Investors Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year
Paul Benjamin	Partner – Capital World Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: American Funds Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 5 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years
Wahid Butt	Partner – Capital Research Global Investors Investment professional for 28 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 1 year of prior experience as an investment analyst for the fund)
Grant L. Cambridge	Partner – Capital International Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Mark L. Casey	Partner – Capital International Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 11 years of prior experience as an investment analyst for the fund)
Tom Chow	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 5 years
Michael Cohen	Partner – Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 26 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)
Andrew A. Cormack	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital World Bond Fund — 1 year
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 11 years High-Income Bond Fund — 11 years (plus 9 years of prior experience as an investment analyst for the fund)
Peter Eliot	Partner – Capital International Investors Investment professional for 25 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Charles E. Ellwein	Partner – Capital Research Global Investors Investment professional for 24 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund)
Paul Flynn	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years Global Balanced Fund — 7 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 14 years

Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 28 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Small Capitalization Fund — 2 years
New World Fund — 3 years (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 6 years (plus 6 years of prior experience as an investment analyst for the fund)
Joyce E. Gordon	Partner – Capital Research Global Investors Investment professional for 40 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 30 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 4 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year Bond Fund — 13 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 1 year Capital World Bond Fund — 14 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 7 years (plus 10 years of prior experience as an investment analyst for the fund)
New World Fund — Less than 1 year (plus 8 years of prior experience as an investment analyst for the fund)
Winnie Kwan	Partner – Capital Research Global Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 2 years of prior experience as an investment analyst for the fund) Capital Income Builder — Less than 1 year
Harold H. La	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 13 years
Jin Lee	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Ultra-Short Bond Fund — 2 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 38 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years Capital Income Builder — Less than 1 year
Robert W. Lovelace	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 13 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 12 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year American Funds Mortgage Fund — 9 years U.S. Government/AAA-Rated Securities Fund — 10 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 44 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 14 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 9 years Capital World Bond Fund — 7 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Anne-Marie Peterson	Partner – Capital World Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 11 years of prior experience as an investment analyst for the fund)

John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 4 years
Andraz Razen	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 7 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 12 years Capital Income Builder — Less than 1 year
William L. Robbins	Partner – Capital International Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 8 years (plus 12 years of prior experience as an investment analyst for the fund)
Anirudh Samsi	Partner – Capital World Investors Investment professional for 24 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 2 years
Alex Sheynkman	Partner – Capital Research Global Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 36 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Kirstie Spence	Partner – Capital Fixed Income Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: New World Fund — Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 11 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years Global Balanced Fund — 3 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years
Lisa Thompson	Partner – Capital International Investors Investment professional for 32 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years New World Fund — Less than 1 year
Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 2 years
Ritchie Tuazon	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 5 years
Bradley J. Vogt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 3 years
Steven T. Watson	Partner – Capital International Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 35 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 6 years
Philip Winston	Partner – Capital International Investors Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 6 years

5. The first paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectuses is amended to read as follows:

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of each fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the funds’ net asset value.

6. The fourth paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectuses is amended to read as follows:

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Keep this supplement with your prospectus.

Lit. No. INA8BS-090-1020P CGD/8024-S82057

American Funds Insurance Series® Corporate Bond Fund Prospectus Supplement October 1, 2020 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses dated May 1, 2020, as supplemented to date)

1. The first paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectus is amended to read as follows:

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

2. The third paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectus is amended to read as follows:

Shares of the fund will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Keep this supplement with your prospectus.

Lit. No. INA8BS-083-1020P CGD/8024-S82042

American Funds Insurance Series® Prospectus Supplement October 1, 2020 (for Class P1 and Class P2 shares prospectuses dated May 1, 2020, as supplemented to date)

1. The information under the heading “Portfolio managers” in the “Management” section of the prospectus for Managed Risk Growth Fund is amended to read as follows:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Dylan Yolles Vice President	12 years	Partner – Capital International Investors
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

2. The information under the heading “Portfolio managers” in the “Management” section of the prospectus for Managed Risk Growth-Income Fund is amended to read as follows:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

3.The first paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectuses is amended to read as follows:

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of each fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the funds’ net asset value.

4. The fourth paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectuses is amended to read as follows:

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Keep this supplement with your prospectus.

Lit. No. INP8BS-027-1020P CGD/8024-S82043

American Funds Insurance Series®

Portfolio SeriesSM

Prospectus Supplement

October 1, 2020

(for Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2
shares prospectuses dated May 1, 2020, as supplemented to date)

1. The first paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectuses is amended to read as follows:

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of each fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the funds’ net asset value.

2. The fourth paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectuses is amended to read as follows:

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Keep this supplement with your prospectus.

Lit. No. INS8BS-015-1020P CGD/8024-S82044

American Funds Insurance Series® Target Date Series Prospectus Supplement October 1, 2020 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses dated May 1, 2020, as supplemented to date)

1. The first paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectuses is amended to read as follows:

Valuing shares The net asset value of each share class of each fund is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of each fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the funds’ net asset value.

2. The fourth paragraph following the heading “Valuing shares” in the “Purchases and redemptions of shares” section of the prospectuses is amended to read as follows:

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Keep this supplement with your prospectus.

Lit. No. INA8BS-084-1020P CGD/8024-S82045

American Funds Insurance Series®

Statement of Additional

Information Supplement

October 1, 2020

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2020, as supplemented to date)

1. The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the funds listed below to read as follows:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Growth Fund
Dylan Yolles	3	$149.1	1	$0.17		None
Paul Benjamin	2	$269.2	2	$0.26		None
Mark L. Casey	3	$437.9	3	$0.68		None
Anne-Marie Peterson	1	$200.8	1	$0.11		None
Andraz Razen	3	$346.9	3	$6.97		None
Alan J. Wilson	3	$490.1	3	$0.67		None
Growth-Income Fund
Donald D. O’Neal	2	$303.8	3	$1.03		None
Keiko McKibben	None	None				None
Dylan Yolles	2	$111.7	1	$0.14		None
Charles Ellwein	1	$63.0	1	$0.14		None
J. Blair Frank	1	$200.8	1	$0.11		None
William L. Robbins	20	$115.7	1	$0.14	1,259	$14.41

Capital World Bond Fund
Andrew A. Cormack	2	$35.8	1	$0.50	None
Thomas H. Høgh	3	$36.2	3	$2.41	None
Robert H. Neithart	5	$87.5	6	$4.33	6[7]	$2.92

2. The second paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-088-1020O CGD/8024-S82053

American Funds Insurance Series®

Statement of Additional
Information Supplement

October 1, 2020

(for Class P1 and P2 shares statement of additional information dated May 1, 2020, as supplemented to date)

1. The second paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

2. The sixth paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Keep this supplement with your statement of additional information.

Lit. No. INP8BS-030-1020P CGD/8024-S82051

American Funds Insurance Series®
Portfolio SeriesSM

Statement of Additional

Information Supplement

October 1, 2020

(for Class 1, Class 1A, Class 2, Class 4, Class P1 and
Class P2 shares statement of additional information dated
May 1, 2020, as supplemented to date)

1. The second paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

2. The sixth paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The underlying funds are priced based on the net asset value of the underlying funds, calculated as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Keep this supplement with your statement of additional information.

Lit. No. INS8BS-016-1020O CGD/8024-S82052

American Funds Insurance Series®
Target Date Series

Statement of Additional
Information Supplement

October 1, 2020

(for Class 1, Class 1A, Class 2 and Class 4 shares
statement of additional information dated May 1, 2020,
as supplemented to date)

1. The second paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

2. The fourth paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The underlying funds are priced based on the net asset value of the underlying funds, calculated as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-089-1020P CGD/8024-S82054